FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Instruments Recorded at Fair Value and Fair Value Hierarchy (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets and Liabilities at Fair Value [Abstract]
Derivative financial assets	S/ 1,478,726	S/ 1,661,628
Derivative financial liabilities	1,345,665	1,524,761
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	7,500	7,800
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	11,200	17,300
Net impact of debit valuation and credit valuation adjustments	(6,000)	(300)
Net unrealized gain (loss) of Level 3 financial instruments	(100)	(700)
Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	37,233,022	43,335,691
Financial liabilities, at fair value	1,536,675	1,862,670
Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	30,786,161	34,758,443
Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	4,199,334	5,928,538
Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	768,801	987,082
Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	12,978,065	14,899,404
Government Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	8,686,140	9,416,173
Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	7,019,479	8,337,432
Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	607,218	642,218
Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	673,836	730,115
Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	363,426	221,563
Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	121,642	133,711
Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	336,355	377,827
Level 1 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	17,744,380	18,775,728
Financial liabilities, at fair value	0	0
Level 1 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	14,357,103	14,645,286
Level 1 [Member] | Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	2,619,090	3,158,519
Level 1 [Member] | Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	768,187	971,923
Level 1 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	6,103,452	5,765,402
Level 1 [Member] | Government Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	7,917,699	8,631,470
Level 1 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	176,712	72,738
Level 1 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	159,240	175,676
Level 2 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	18,500,735	23,581,908
Financial liabilities, at fair value	1,536,675	1,862,670
Level 2 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	16,412,681	20,095,718
Level 2 [Member] | Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	608,714	1,813,915
Level 2 [Member] | Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	614	10,647
Level 2 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	6,874,613	9,134,002
Level 2 [Member] | Government Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	768,441	784,703
Level 2 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	7,019,479	8,337,432
Level 2 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	607,218	642,218
Level 2 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	673,836	730,115
Level 2 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	186,714	148,825
Level 2 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	121,642	133,711
Level 2 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	160,738	184,712
Level 3 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	987,907	978,055
Financial liabilities, at fair value	0	0
Level 3 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	16,377	17,439
Level 3 [Member] | Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	971,530	956,104
Level 3 [Member] | Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	4,512
Level 3 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Government Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	16,377	17,439
Derivative Financial Assets [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,478,726	1,661,628
Derivative Financial Assets [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	410,439	860,170
Derivative Financial Assets [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	467,140	367,906
Derivative Financial Assets [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	500,348	344,780
Derivative Financial Assets [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	98,656	86,268
Derivative Financial Assets [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,349	2,485
Derivative Financial Assets [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	794	19
Derivative Financial Assets [Member] | Level 1 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 2 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,478,726	1,661,628
Derivative Financial Assets [Member] | Level 2 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	410,439	860,170
Derivative Financial Assets [Member] | Level 2 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	467,140	367,906
Derivative Financial Assets [Member] | Level 2 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	500,348	344,780
Derivative Financial Assets [Member] | Level 2 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	98,656	86,268
Derivative Financial Assets [Member] | Level 2 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,349	2,485
Derivative Financial Assets [Member] | Level 2 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	794	19
Derivative Financial Assets [Member] | Level 3 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Liabilities [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	1,345,665	1,524,761
Derivative Financial Liabilities [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	191,010	337,909
Derivative Financial Liabilities [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	749,420	795,845
Derivative Financial Liabilities [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	278,385	333,540
Derivative Financial Liabilities [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	288,857	387,371
Derivative Financial Liabilities [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	24,385	4,342
Derivative Financial Liabilities [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	3,168	3,258
Derivative Financial Liabilities [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	1,450	405
Derivative Financial Liabilities [Member] | Level 1 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 2 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	1,345,665	1,524,761
Derivative Financial Liabilities [Member] | Level 2 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	191,010	337,909
Derivative Financial Liabilities [Member] | Level 2 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	749,420	795,845
Derivative Financial Liabilities [Member] | Level 2 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	278,385	333,540
Derivative Financial Liabilities [Member] | Level 2 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	288,857	387,371
Derivative Financial Liabilities [Member] | Level 2 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	24,385	4,342
Derivative Financial Liabilities [Member] | Level 2 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	3,168	3,258
Derivative Financial Liabilities [Member] | Level 2 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	1,450	405
Derivative Financial Liabilities [Member] | Level 3 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	S/ 0	S/ 0